Shareholder Report, Line Graph (Details) 190135_Akre Focus ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Akre Focus ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Akre Focus ETF NAV
Accumulated Value	$ 36,787	$ 32,067	$ 25,281	$ 24,140	$ 27,133	$ 21,341	$ 17,957	$ 14,659	$ 11,596	$ 10,000	$ 29,380
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,076	29,292	23,980	21,219	22,251	16,308	14,566	13,489	11,604	10,000	$ 40,742
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Equal Weight Total Return
Accumulated Value	$ 26,076	$ 23,934	$ 21,199	$ 19,578	$ 20,133	$ 13,827	$ 13,749	$ 13,005	$ 11,433	$ 10,000	$ 31,092